Other gains (losses) net	12 Months Ended
Dec. 31, 2023
Other gains (losses) net
Other gains (losses) net

9Other gains (losses) net

The Company recognised other gains, net of RMB8.4 million in 2023 and other gains, net of RMB24.9 million in 2022. The other gains in 2023 mainly due to the conversion of the convertible note exercised by ADV on August 16,2023.